Unaudited Condensed Consolidated Balance Sheets		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Current assets
Cash		$ 33,195,112	$ 4,264,915	$ 32,188,711
Accounts receivable, net		3,485,239	447,784	3,581,852
Prepayment, deposits and other receivables, net		6,304,071	809,948	1,974,655
Total current assets		43,004,422	5,525,217	37,745,218
Property and equipment, net		152,547	19,599	165,045
Right-of-use (“ROU”) assets – operating lease		840,603	108,000	1,225,109
Total non-current assets		993,150	127,599	1,390,154
Total assets		43,997,572	5,652,816	39,135,372
Current liabilities
Accrued expenses and other payables		14,851,076	1,908,069	8,071,739
Account payable		73,325	9,421	48,622
Income tax payable		2,410,984	309,764	2,678,817
Operating lease obligation, current portion		661,615	85,004	945,801
Total current liabilities		17,997,000	2,312,258	11,744,979
Other liabilities
Operating lease obligation, non-current portion		190,765	24,510	291,151
Total other liabilities		190,765	24,510	291,151
Total liabilities		18,187,765	2,336,768	12,036,130
Commitment and contingencies
Shareholders’ equity
Shares reserved for issuance		(16,502)	(2,120)	(17,562)
Additional paid-in capital		48,343,451	6,211,176	48,293,749
Accumulated deficit		(22,334,593)	(2,869,553)	(21,187,583)
Accumulated other comprehensive loss		(287,793)	(36,976)	(94,606)
Total shareholders’ equity		25,809,807	3,316,048	27,099,242
Total liabilities and shareholders’ equity		43,997,572	5,652,816	39,135,372
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares Value	[1]	87,694	11,266	87,694
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares Value	[1]	17,550	2,255	17,550
Related Party
Current assets
Amount due from a related party		$ 20,000	$ 2,570

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10 for 1 reverse share split effected on September 8, 2025 (the “Reverse Stock Split”).